Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,005,000
Previously Paid Amount	0.00
Total Fee Amount	2,088.44
Total Offset Amount	0.00
Net Fee	2,088.44
Narrative - Max Aggregate Offering Price	$ 24,005,000
Final Prospectus	true